Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Assets:
U.S. Treasury	$5,068	$5,068	$—	$—
U.S. government and federal agency obligations	—	—	—	—
U.S. government-sponsored enterprises	4,916	—	4,916	—
Obligations of states and political subdivisions	104,191	—	104,191	—
Mortgage-backed securities	71,497	—	71,497	—
Other debt securities	22,951	—	22,951	—
Bank-issued trust preferred securities	1,316	—	1,316	—
Equity securities	66	66	—	—
Interest rate swaps	180	—	180	—
Total	$210,185	$5,134	$205,051	$—
Liabilities:
Interest rate swaps	$191	$—	$191	$—
Total	$191	$—	$191	$—

December 31, 2024
Assets:
U.S. Treasury	$4,915	$4,915	$—	$—
U.S. government and federal agency obligations	401	—	401	—
U.S. government-sponsored enterprises	12,804	—	12,804	—
Obligations of states and political subdivisions	102,486	—	102,486	—
Mortgage-backed securities	78,110	—	78,110	—
Other debt securities	18,687	—	18,687	—
Bank-issued trust preferred securities	1,249	—	1,249	—
Equity securities	74	74	—	—
Interest rate swaps	66	—	66	—
Total	$218,792	$4,989	$213,803	$—
Liabilities:
Interest rate swaps	$89	$—	$89	$—
Total	$89	$—	$89	$—

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows for the year ended December 31, 2024. The Company sold its mortgage servicing portfolio on January 1, 2024. There was no activity related to mortgage servicing rights and interest rate lock commitments during the year ended December 31, 2025.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(dollars in thousands)	Mortgage Servicing Rights	Interest Rate Lock Commitments
Balance at December 31, 2023	$1,738	$41
Total (losses) or gains (realized/unrealized):
Included in earnings	(68)	(11)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	(1,670)	(86)
Issues	—	56
Settlements	—	—
Balance at December 31, 2024	$—	$—

Schedule of Valuation Methods for Instruments Measured at Fair Value on a Nonrecurring Basis

		Fair Value Measurements Using
(dollars in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (1)
December 31, 2025
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$2,081	$—	$—	$2,081	$(1,640)
Real estate mortgage - residential	3,482	—	—	3,482	(432)
Total	$5,563	$—	$—	$5,563	$(2,072)
Other real estate and repossessed assets	$98	$—	$—	$98	$—
Premises and equipment held for sale, net	3,956	—	—	3,956	(225)

		Fair Value Measurements Using
(dollars in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (1)
December 31, 2024
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$641	$—	$—	$641	$(1,931)
Real estate construction - residential	260	—	—	260	—
Real estate mortgage - residential	—	—	—	—	(50)
Real estate mortgage - commercial	65	—	—	65	(436)
Total	$966	$—	$—	$966	$(2,417)
Other real estate and repossessed assets	$546	$—	$—	$546	$875
(1)Total gains (losses) reported for Other real estate owned and repossessed assets and Premises and equipment held for sale, net, includes charge-offs, valuation write-downs, and net losses taken during the periods reported.